Marketable debt securities - Disclosure of maturity analysis of debt instruments, book value (Details) - Marketable debt securities - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketable debt securities
Financial liabilities	€ 324,390	€ 325,521	€ 308,579
Debt securities issued
Marketable debt securities
Financial liabilities	324,390
Debt securities issued | Within 3 months
Marketable debt securities
Financial liabilities	39,785
Debt securities issued | 3 to 12 months
Marketable debt securities
Financial liabilities	49,809
Debt securities issued | 1 to 3 years
Marketable debt securities
Financial liabilities	97,217
Debt securities issued | 3 to 5 years
Marketable debt securities
Financial liabilities	65,018
Debt securities issued | More than 5 years
Marketable debt securities
Financial liabilities	72,561
Subordinated debt
Marketable debt securities
Financial liabilities	28,859	35,461	30,529
Subordinated debt | Within 3 months
Marketable debt securities
Financial liabilities	0
Subordinated debt | 3 to 12 months
Marketable debt securities
Financial liabilities	798
Subordinated debt | 1 to 3 years
Marketable debt securities
Financial liabilities	1,760
Subordinated debt | 3 to 5 years
Marketable debt securities
Financial liabilities	2,277
Subordinated debt | More than 5 years
Marketable debt securities
Financial liabilities	24,024
Senior unsecured debt
Marketable debt securities
Financial liabilities	145,696
Senior unsecured debt | Within 3 months
Marketable debt securities
Financial liabilities	10,509
Senior unsecured debt | 3 to 12 months
Marketable debt securities
Financial liabilities	13,643
Senior unsecured debt | 1 to 3 years
Marketable debt securities
Financial liabilities	51,461
Senior unsecured debt | 3 to 5 years
Marketable debt securities
Financial liabilities	34,465
Senior unsecured debt | More than 5 years
Marketable debt securities
Financial liabilities	35,618
Senior secured debt
Marketable debt securities
Financial liabilities	108,197
Senior secured debt | Within 3 months
Marketable debt securities
Financial liabilities	11,529
Senior secured debt | 3 to 12 months
Marketable debt securities
Financial liabilities	12,308
Senior secured debt | 1 to 3 years
Marketable debt securities
Financial liabilities	43,661
Senior secured debt | 3 to 5 years
Marketable debt securities
Financial liabilities	28,106
Senior secured debt | More than 5 years
Marketable debt securities
Financial liabilities	12,593
Promissory notes and other securities
Marketable debt securities
Financial liabilities	41,638	€ 37,295	€ 46,170
Promissory notes and other securities | Within 3 months
Marketable debt securities
Financial liabilities	17,747
Promissory notes and other securities | 3 to 12 months
Marketable debt securities
Financial liabilities	23,060
Promissory notes and other securities | 1 to 3 years
Marketable debt securities
Financial liabilities	335
Promissory notes and other securities | 3 to 5 years
Marketable debt securities
Financial liabilities	170
Promissory notes and other securities | More than 5 years
Marketable debt securities
Financial liabilities	€ 326